Selling, general and administrative expenses (Details) - RUB (₽) ₽ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Selling, general and administrative expenses
Compensation to employees, related taxes and other personnel expenses	₽ 1,083	₽ 1,004	₽ 2,971	₽ 2,556
Advertising, client acquisition and related expenses	414	526	1,180	1,560
Tax expenses, except income and payroll related taxes	164	159	446	460
Advisory and audit services	179	153	470	455
Rent of premises and related utility expenses	41	177	205	453
Expenses related to Tochka multi-bank platform services	170		351
IT related services	97	93	292	254
Loss from initial recognition	60	103	151	103
Other expenses	385	337	824	752
Total selling, general and administrative expenses	₽ 2,593	₽ 2,552	₽ 6,890	₽ 6,593